RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues and income (services provided by the Company):
Mall and sales-type lease income		$ 70	$ 0	$ 0
Sales-Type Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues
Melco International and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Revenues and income (services provided by the Company):
Shared service fee income for corporate office		$ 1,770	1,704	2,198
Loan interest income		0	0	1,238
Costs and expenses (services provided to the Company):
Management fee expenses	[1]	2,036	2,294	2,182
Trademark license fees	[2]	32,671	5,978	0
Irad Imaging and Diagnostic Medical Center Ltd [Member] | Transactions with affiliated companies [Member]
Revenues and income (services provided by the Company):
Mall and sales-type lease income	[3]	358	0	0
Costs and expenses (services provided to the Company):
Purchase of goods and services	[3]	$ 174	$ 0	$ 0

[1]	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco Resorts’ Chief Executive Officer.
[2]	The amount represents the fees to use certain licensed marks granted by Melco International, as licensor, to the Company in the territories as defined in the trademark license agreement with a term of 10 years commenced on January 1, 2024 and the trademark license fees are payable at a percentage of the gross revenues of City of Dreams as agreed from time to time between both parties.
[3]	The Company entered into an operating agreement (the “Studio City Operating Agreement”) with iRad, an affiliated company of Mr. Lawrence Yau Lung Ho (“Mr. Ho”), Melco Resorts’ Chief Executive Officer, to grant iRad the right to operate a private hospital focused on imaging and diagnostic medical services at Studio City and to utilize certain medical equipment for the operation of iRad at Studio City (the “Equipment”), for an initial period commencing from October 1, 2025 and ending on November 30, 2034, with an option to renew for two further periods of five years each by mutual agreement. As of December 31, 2025, a security deposit received of MOP15,652 (equivalent to $1,953) from iRad pursuant to the Studio City Operating Agreement, of which MOP3,679 (equivalent to $459) was included in accrued expenses and other current liabilities and MOP11,973 (equivalent to $1,494) was included in other long-term liabilities in the accompanying consolidated balance sheets.